Offerings - Offering: 1	Apr. 09, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.22
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933. (2) Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Comon Stock of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions. (3) Includes shares of Common Stock granted pursuant to the underwriters' option to purchase additional shares of Common Stock.